John Hancock

197 Clarendon Street

Boston, Massachusetts 02116

(617) 572-0070

E-mail:

mramirez@jhancock.com

Michael A. Ramirez

Assistant Vice President &

Senior Counsel

VIA EDGAR

October 17, 2024

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Filing Room

RE	John Hancock Life Insurance Company (U.S.A.)
Registration Statements Filed On Form N-6

John Hancock Variable Life Account UV (Majestic Performance Survivorship Variable Universal Life)	# 333-164164
John Hancock Variable Life Account UV (Majestic Variable Universal Life 98)	# 333-164163
John Hancock Variable Life Account UV (Majestic Variable Estate Protection 98)	# 333-164165
John Hancock Variable Life Account UV (Majestic Variable COLI)	# 333-164169
John Hancock Variable Life Account S (Majestic Variable Universal Life, Majestic Variable Universal Life 98)	# 333-164151
John Hancock Variable Life Account S (Variable Master Plan Plus)	# 333-164152
John Hancock Variable Life Account S (Majestic Variable COLI)	# 333-164153
John Hancock Variable Life Account S (Majestic Variable Estate Protection, Majestic Variable Estate Protection 98)	# 333-164156
John Hancock Variable Life Account S (Majestic Performance Survivorship Variable Universal Life)	# 333-164154
John Hancock Life Insurance Company (U.S.A.) Account A (Majestic Performance Variable Universal Life)	# 333-131299
John Hancock Life Insurance Company (U.S.A.) Account A (Majestic Survivorship VULX)	# 333-148991
John Hancock Life Insurance Company (U.S.A.) Account A (Majestic VULX)	# 333-151630
John Hancock Life Insurance Company (U.S.A.) Account A (Majestic VCOLIX)	# 333-153252
John Hancock Life Insurance Company (U.S.A.) Account A (Majestic Accumulation Variable Universal Life 2019)	# 333-233648
John Hancock Life Insurance Company (U.S.A.) Account A (Majestic Survivorship Variable Universal Life 2020)	# 333-236447
John Hancock Life Insurance Company (U.S.A.) Account A (Majestic Accumulation Variable Universal Life 2021)	# 333-254211

John Hancock Life Insurance Company of New York

Registration Statements Filed On Form N-6

John Hancock Life Insurance Company of New York Account B (Majestic Performance Variable Universal Life)	# 333-132905
John Hancock Life Insurance Company of New York Account B (Majestic Survivorship VULX)	# 333-148992
John Hancock Life Insurance Company of New York Account B (Majestic VULX)	# 333-151631
John Hancock Life Insurance Company of New York Account B (Majestic VCOLIX)	# 333-153253
John Hancock Life Insurance Company of New York Account B (Majestic Accumulation Variable Universal Life 2019)	# 333-235397

Dear Commissioners:

On behalf of the Registrant we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933 and in lieu of filing under paragraph (c) of Rule 497, with respect to the above-captioned registration statements on Form N-6 that:

(1)

the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment to the registration statement effective October 17, 2024, and

(2)	the text of the most recent amendment to the registration statement has been filed electronically.

Sincerely,

/s/ Michael A. Ramirez
Assistant Vice President and Senior Counsel